Other Gain (Losses), Net (Tables)	12 Months Ended
Mar. 31, 2026
Other Gain (Losses), Net [Abstract]
Schedule of Other Gain (Losses), Net
	2026	2025	2024
Foreign currency exchange loss	$(39,446)	$(7,541)	$(63,225)
Gain on disposal of a subsidiary	-	-	11,559
Loss on disposal of property, plant and equipment	(27,112)	(7,526)	(10,851)
Penalty	-	(10,516)	-
Revaluation gain (loss) on investment funds	75,095	(43,145)	-
Others	-	-	(2,470)
Total	$8,537	$(68,728)	$(64,987)